Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies
Commitments and Contingencies
11.	Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business.

The Company has outstanding commitments under vessel construction contracts as of June 30, 2026, see Note 3 “Fixed Assets, Net and Advances for Vessels Under Construction and Vessel Acquisition”.